Financial and capital risk management (Details 12) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 16		$ (24)
Financial settlement inflows outflows	124	$ 172
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Later than one year [member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 12
Fixed Price Sales Protection Nickel Forwards Bought [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	3,402		3,322
Average strike per ton	18,579
Fair value of liabilities	$ (4)		$ (8)
Financial settlement inflows outflows	(3)
Value at risk	2
Fixed Price Sales Protection Nickel Forwards Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(3)
Fixed Price Sales Protection Nickel Forwards Bought [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(1)
Nickel Forwards [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(4)		$ (8)
Financial settlement inflows outflows	(3)
Value at risk	2
Nickel Forwards [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(3)
Nickel Forwards [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (1)
Embedded Call Options Sold [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	746,667		746,667
Average strike per ton	233
Fair value of liabilities	$ (1)		$ (2)
Value at risk	1
Embedded Call Options Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(1)
Call Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1)		$ (2)
Value at risk	1
Call Options [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (1)